Trade Receivables (Details)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Trade Receivables [Line Items]
Trade receivables terms	30 days
Top of Range [Member]
Trade Receivables [Line Items]
Trade receivables terms	90 days